Convertible Promissory Notes (Details) - Schedule of convertible promissory notes - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible promissory notes:
Convertible promissory notes, total	$ 7,554,633	$ 4,311,416
Entered During The Year [Member]
Convertible promissory notes:
Convertible promissory notes, total	7,554,633
Converted During The Year [Member]
Convertible promissory notes:
Convertible promissory notes, total		$ 4,311,416